Business combination (Tables)	12 Months Ended
Dec. 31, 2024
Business combination
Schedule of identifiable assets acquired and liabilities assumed

Fair value
Assets
Cash and cash equivalents	152,422
Inventories	10,354
Trade and other receivables	218,417
Property, plant, and equipment	3,505,760
Natural and environmental resources	2,241,810
Total Assets	6,128,763
Liabilities
Trade and other payables	388,007
Retirement obligation	178,555
Total Liabilities	566,562
Fair value of identifiable net assets	5,562,201

The effect on operating results as of December 31, 2024, is as follows:

As of December,
2024
Fair value of net assets acquired and existing	5,562,201
Book value of net assets	(1,873,644)
Consideration for the acquisition of assets (1)	(1,989,695)
(=) Net income from business combination	1,698,862

Recognized in:
Profit before tax on business combinations (Note 28)	1,698,862
(-) Deferred tax expense	(723,693)
(=)Net profit from acquisition after deferred tax	975,169

(1)As of December 31, 2024, $880,396 has been paid and the remaining $1,109,299 will be paid in 2025.